Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Foreign suppliers	$ 574.0	$ 545.4
Risk partners	200.2	162.0
Domestic suppliers	117.9	117.3
Trade accounts payable	$ 892.1	$ 824.7